FVM - Financial instruments not measured at fair value - Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	$ 159,425	$ 144,183	$ 169,445
Loans and advances to banks	21,395	14,773	14,671
Receivables from securities financing transactions measured at amortized cost	61,977	60,010	67,814
Cash collateral receivables on derivative instruments	35,068	32,726	35,033
Loans and advances to customers	397,596	395,429	390,027
Other financial assets measured at amortized cost	52,180	49,289	53,389
Not measured at fair value
Disclosure Of Financial Instruments [Abstract]
Cash and balances at central banks	159,400	144,200	169,400
Loans and advances to banks	21,400	14,800	14,600
Receivables from securities financing transactions measured at amortized cost	62,000	60,000	67,800
Cash collateral receivables on derivative instruments	35,100	32,600	35,000
Loans and advances to customers	385,100	383,800	377,700
Other financial assets measured at amortized cost	$ 51,800	$ 49,000	$ 51,000